Supplement to the

Fidelity® Variable Insurance Products

Industrials Portfolio

Initial Class

April 29, 2023

Summary Prospectus

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information for Industrials Portfolio found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58%A,B

Distribution and/or Service (12b-1) fees	None

Other expenses	0.04%B

Total annual operating expenses	0.62%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.

B Adjusted to reflect current fees.

1 year	$ 63

3 years	$ 199

5 years	$ 346

10 years	$ 774

Janet Glazer no longer serves as Portfolio Manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

David Wagner (Portfolio Manager) has managed the fund since 2023.

VCYI-SUSTK-0324-103 1.9886542.103	March 1, 2024

Supplement to the

Fidelity® Variable Insurance Products

Industrials Portfolio

Investor Class

April 29, 2023

Summary Prospectus

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information for Industrials Portfolio found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66%A,B

Distribution and/or Service (12b-1) fees	None

Other expenses	0.04%B

Total annual operating expenses	0.70%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.

B Adjusted to reflect current fees.

1 year	$ 72

3 years	$ 224

5 years	$ 390

10 years	$ 871

Janet Glazer no longer serves as Portfolio Manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

David Wagner (Portfolio Manager) has managed the fund since 2023.

VCY-INV-SUSTK-0324-103	March 1, 2024
1.9886523.103